Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	75.425
Maximum Aggregate Offering Price	$ 754,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 104,161.93
Offering Note	This Registration Statement covers shares of common stock, $0.001 par value ("Common Stock") of the Registrant to be issued under the Trimble Inc. Amended and Restated 2002 Stock Plan (the "Plan"). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of Common Stock that may become issuable under the Plan being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share was estimated solely for the purposes of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of the average of the high and low sale prices for a share of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on November 18, 2025.